Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 27, 2012 Y	May 29, 2011 Y	May 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning of period (shares)	13.0
Options granted (shares)	1.6
Options exercised (shares)	(2.2)	(2.3)	(2.9)
Options canceled (shares)	(0.1)
Outstanding end of period (shares)	12.3	13.0
Exercisable (shares)	7.2
Weighted Average Exercise Price Per Share Outstanding, beginning balance (dollars per share)	$ 32.77
Options granted Weighted Average Exercise Price Per Share (dollars per share)	$ 51.06
Options exercised Weighted Average Exercise Price Per Share (dollars per share)	$ 28.12
Options canceled Weighted Average Exercise Price Per Share (dollars per share)	$ 35.71
Weighted Average Exercise Price Per Share Outstanding, ending balance (dollars per share)	$ 36.05	$ 32.77
Exercisable Weighted Average Exercise Price Per Share (dollars per share)	$ 32.28
Weighted Average Remaining Contractual Life Outstanding, beginning balance (years)	5.53
Weighted Average Remaining Contractual Life Outstanding, ending balance (years)	5.58	5.53
Exercisable Weighted Average Remaining Contractual Life (years)	3.90
Aggregate Intrinsic Value Outstanding, beginning balance	$ 235.6
Aggregate Intrinsic Value Outstanding, ending balance	209.3	235.6
Exercisable Aggregate Intrinsic Value	$ 150.0